Consolidation and Basis of Presentation	12 Months Ended
Dec. 31, 2011
CONSOLIDATION AND BASIS OF PRESENTATION

1. CONSOLIDATION AND BASIS OF PRESENTATION

Organization, formation and special dividend

UDR, Inc. (“UDR”, the “Company” “we” or “our”) is a self-administered real estate investment trust, or REIT, that owns, operates, acquires, renovates, develops, redevelops, and manages apartment communities generally in high barrier-to-entry markets located in the United States. The high barrier-to-entry markets are characterized by limited land for new construction, difficult and lengthy entitlement process, expensive single-family home prices and significant employment growth potential. At December 31, 2011, our apartment portfolio consisted of 163 consolidated communities located in 22 markets consisting of 47,343 apartment homes. In addition, the Company has an ownership interest in 10,496 apartment homes through unconsolidated joint ventures.

On November 5, 2008, our Board of Directors declared a dividend of $1.29 per share (“the Special Dividend”) payable to holders of our Common Stock. The Special Dividend was paid on January 29, 2009 to stockholders of record on December 9, 2008. The Special Dividend represented the Company’s 2008 fourth quarter recurring distribution of $0.33 per share and an additional special distribution in the amount of $0.96 per share due to taxable income arising from our disposition activity occurring during the year. Subject to the Company’s right to pay the entire Special Dividend in cash, stockholders had the option to make an election to receive payment in cash or in shares, however, the aggregate amount of cash payable to stockholders, other than cash payable in lieu of fractional shares, would not be less than $44.0 million.

The Special Dividend, totaling $177.1 million was paid on 137,266,557 Common Shares issued and outstanding on the record date. Approximately $133.1 million of the Special Dividend was paid through the issuance of 11,358,042 shares of Common Stock, which was determined based on the volume weighted average closing sales price of our Common Stock of $11.71 per share on the NYSE on January 21, 2009 and January 22, 2009.

Basis of presentation

The accompanying Consolidated Financial Statements of UDR includes its wholly-owned and/or controlled subsidiaries (see Note 5, Joint Ventures, for further discussion). All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s subsidiaries include United Dominion Realty, L.P. (the “Operating Partnership”). As of December 31, 2011 and 2010, there were 184,281,253 and 179,909,408 units in the Operating Partnership outstanding, of which 174,859,951 units or 94.9% and 174,847,440 units or 97.2% were owned by UDR and 9,421,302 units or 5.1% and 5,061,968 units or 2.8% were owned by limited partners, respectively. The consolidated financial statements of UDR include the non-controlling interests of the unitholders in the Operating Partnership. The consolidated financial statements of UDR include the non-controlling interests of the unitholders in the Heritage OP prior to UDR’s ownership of 100% of 6,264,260 units outstanding in Heritage Communities LP as of December 31, 2009.

The Company evaluated subsequent events through the date its financial statements were issued. Except as disclosed in Note 18, Subsequent Events, no other recognized or non-recognized subsequent events were noted.

United Dominion Realty L.P
CONSOLIDATION AND BASIS OF PRESENTATION
1.	CONSOLIDATION AND BASIS OF PRESENTATION

Consolidation and Basis of Presentation

United Dominion Realty, L.P. (“UDR, L.P”., the “Operating Partnership”, “we” or “our”) is a Delaware limited partnership, that owns, acquires, renovates, develops, redevelops, manages, and disposes of multifamily apartment communities generally located in high barrier-to-entry markets located in the United States. The high barrier-to-entry markets are characterized by limited land for new construction, difficult and lengthy entitlement process, expensive single-family home prices and significant employment growth potential. UDR, L.P. is a subsidiary of UDR, Inc. (“UDR” or the “General Partner”) , a real estate investment trust under the Internal Revenue Code of 1986, and through which UDR conducts a significant portion of its business. During the year ended December 31, 2011, 2010 and 2009, rental revenues of the Operating Partnership represented of 53%, 56%, and 59% of the General Partner’s consolidated rental revenues, respectively. At December 31, 2011, the Operating Partnership’s apartment portfolio consisted of 77 communities located in 17 markets consisting of 23,160 apartment homes.

Interests in UDR, L.P. are represented by Operating Partnership Units (“OP Units”). The Operating Partnership’s net income is allocated to the partners, which is initially based on their respective distributions made during the year and secondly, their percentage interests. Distributions are made in accordance with the terms of the Amended and Restated Agreement of Limited Partnership of United Dominion Realty, L.P. (the “Operating Partnership Agreement”), on a per unit basis that is generally equal to the dividend per share on UDR’s common stock, which is publicly traded on the New York Stock Exchange (“NYSE”) under the ticker symbol “UDR”.

As of December 31, 2011, there were 184,281,253 OP units in the Operating Partnership outstanding, of which 174,859,951 or 94.9% were owned by UDR and affiliated entities and 9,421,302 or 5.1%, which were owned by non-affiliated limited partners. There were 179,909,408 OP units in the Operating Partnership outstanding as of December 31, 2010 of which, 174,847,440 or 97.2% were owned by UDR and affiliated entities and 5,061,968 or 2.8%, which were owned by non-affiliated limited partners. See Note 9, Capital Structure.

As sole general partner of the Operating Partnership, UDR owned 110,883 general partnership interest units or 0.06% of the total OP Units outstanding as of December 31, 2011 and 2010. At December 31, 2011 and 2010, there were 184,170,370 and 179,798,525, respectively, OP units outstanding of limited partnership interest, of which 1,751,671 were Class A Limited Partnership OP units. UDR owned 174,749,068 or 94.9% and 174,736,557 or 97.2% at December 31, 2011 and 2010, respectively. The remaining 9,421,302 or 5.1% and 5,061,968 or 2.8% OP units outstanding of limited partnership interest were held by non- affiliated partners at December 31, 2011 and 2010, respectively, of which 1,751,671 were Class A Limited Partnership units.

Basis of presentation

The accompanying Consolidated Financial Statements consists of the Operating Partnership and its subsidiaries. Profits and losses are allocated in accordance with the terms of the Operating Partnership agreement. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Operating Partnership evaluated subsequent events through the date its financial statements were issued. Except as disclosed in Note 13, Subsequent Event, no other recognized or non-recognized subsequent events were noted.